Share-based compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 shares
Disclosure Of Share Based Payments [Line Items]
Weighted-average contractual life for stock options outstanding	2 years 8 months 12 days	2 years 10 months 24 days	2 years 10 months 24 days
Weighted-average share price at exercise for options exercised (in dollars per share) | $	$ 280.08	$ 198.10	$ 141.82
Weighted average fair value at measurement date, share options granted (in dollars per share) | $	$ 78.65	$ 36.82	$ 34.63
Increase decrease in expected life	one year
Employee Stock Option Plans | 2020 Plans
Disclosure Of Share Based Payments [Line Items]
Percentage of fair value of ordinary shares	150.00%
Options granted period	5 years
Employee Stock Option Plans | 2020 Plans | Minimum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period	3 months
Employee Stock Option Plans | 2020 Plans | Maximum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period	8 months
Restricted stock units
Disclosure Of Share Based Payments [Line Items]
Number of shares granted (in shares)	793,337	1,127,149	715,224
Restricted stock units | 2020 Plans
Disclosure Of Share Based Payments [Line Items]
Vesting period	4 years
Restricted stock units | 2020 Plans | Minimum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period	3 months
Restricted stock units | 2020 Plans | Maximum | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting period	8 months
Restricted stock awards
Disclosure Of Share Based Payments [Line Items]
Number of shares granted (in shares)	0	0	0
Restricted stock awards | 2017 Acquiree
Disclosure Of Share Based Payments [Line Items]
Number of shares issued (in shares)				61,880
Restricted stock awards | Bottom of Range | 2017 Acquiree
Disclosure Of Share Based Payments [Line Items]
Vesting period				2 years
Restricted stock awards | Top of Range | 2017 Acquiree
Disclosure Of Share Based Payments [Line Items]
Vesting period				3 years
Other contingently issuable shares
Disclosure Of Share Based Payments [Line Items]
Number of shares granted (in shares)	22,988	34,450	162,320
Other contingently issuable shares | Anchor
Disclosure Of Share Based Payments [Line Items]
Vesting period		4 years
Number of shares granted (in shares)			162,320
Grant date fair value of each equity instrument (in dollars per share) | $		$ 145.21
Other contingently issuable shares | The Ringer
Disclosure Of Share Based Payments [Line Items]
Vesting period		5 years
Number of shares granted (in shares)		34,450
Grant date fair value of each equity instrument (in dollars per share) | $		$ 145.14